Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Leases	This lease is on a fixed payment basis. None of the leases include contingent rentals.
Description of lease	Lease term
Office at Hung Hom, Hong Kong	3 years from July 16, 2020 to July 15, 2023
Office at Hung Hom, Hong Kong	2 years from July 16, 2023 to July 15, 2025
Amounts recognized in the consolidated balance sheets:
	2024	2025	2025
	HK$	HK$	US$
Right-of-use assets	522,011	134,352	17,269

Operating lease liabilities – current	421,002	134,352	17,269
Operating lease liabilities – non-current	101,009	—	—
	522,011	134,352	17,269

Weighted average remaining lease term (in years)	1.3	0.3
Weighted average discount rate (%)	5.9	5.9

Schedule of Remaining Contractual Maturities

(b) The following table sets forth the remaining contractual maturities of the Company:

	HK$	US$
For the year ended March 31,
2026 (remaining 4 months)	136,000	17,481
Total future lease payments	136,000	17,481
Less: imputed interest	(1,648)	(212)
Present value of lease liabilities	134,352	17,269